OTHER RECEIVABLES, NET	12 Months Ended
Jun. 30, 2020
OTHER RECEIVABLES, NET
OTHER RECEIVABLES, NET

NOTE 6. OTHER RECEIVABLES, NET

Other receivables, net consisted of the following:

	June 30,	June 30,	June 30,
Third Party	2019	2020	2020
	RMB	RMB	U.S. Dollars
Business advances to officers and staffs (A)	¥1,013,971	¥1,141,829	$161,510
Deposits for projects	1,400,892	1,381,081	195,351
VAT recoverable	3,803,556	3,746,435	529,926
Others	1,348,913	1,614,133	228,316
	7,567,332	7,883,478	1,115,103
Less: Long term portion (B)	(440,015)	(3,640)	(515)
Allowance for doubtful accounts	(1,461,724)	(1,529,036)	(216,279)
Other receivable - current portion	¥5,665,593	¥6,350,802	$898,309

(A)

Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.

(B)	Long-term portion are mainly tender deposits for large-scale projects or rental contracts. These funds may not be collected back until projects are finished or contracts are completed.

Provision for doubtful accounts of other receivables was ¥109,302,  ¥259,766 and ¥67,312  ($9,522) for the years ended June 30, 2018, 2019 and 2020, respectively.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2019	2020	2020
	RMB	RMB	U.S. Dollars
Beginning balance	¥901,930	¥1,461,724	$206,757
Charge to expense	259,766	67,312	9,522
Add: reversal of bad debt allowance	300,028	—	—
Ending balance	¥1,461,724	¥1,529,036	$216,279